Income Taxes - Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR			€ (201,381)
Changes in deferred tax assets in Consolidated Statements of Operations	63,099		53,084
Changes in deferred tax assets in foreign exchange	(208)		3,594
Capitalized R&D expenditures	14,593		20,888		27,403
R&D credits	43,361		11,242
Inventories	63,012		46,661		28,167
Deferred revenue	21,249		16,409		20,572
Accrued and other liabilities	47,350		45,460		21,528
Installation and warranty reserve	13,670		6,702		7,151
Tax effect carry-forward losses	39,106		67,282		5,557
Property, plant and equipment	6,295		11,785		7,798
Restructuring and impairment	2,283		3,361		4,336
Alternative minimum tax credits	5,505	[1]	6,342	[1]	5,227	[1]
Share-based payments	9,365		16,151		1,433
Other temporary differences	26,398		11,661		13,966
Total deferred tax assets	292,187	[2]	263,944	[2],[3]	143,138	[3]
Intangible fixed assets	(219,141)		(261,905)
Property, plant and equipment	(29,435)		(17,592)		(25,890)
Borrowing costs	(1,887)		(1,823)		(1,958)
Other temporary differences	(9,009)		(12,800)		(763)
Total deferred tax liabilities	(259,472)		(294,120)		(28,611)
Net deferred tax assets (liabilities)	32,715		(30,176)		114,527
Deferred tax assets - current	159,460		124,431		103,695
Deferred tax assets - non-current	28,760		139,513		39,443
Deferred tax liabilities - current	(1,928)		(3,494)		(271)
Deferred tax liabilities - non-current	(153,577)		(290,626)		(28,340)
Net deferred tax assets (liabilities)	32,715		(30,176)		114,527
Capitalized R&D Expenditures [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Consolidated Statements of Operations	(8,186)		5,882
Changes in deferred tax assets in foreign exchange	1,891		(1,155)
Inventories [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR			10,258
Changes in deferred tax assets in Consolidated Statements of Operations	10,639		9,269
Changes in deferred tax assets in foreign exchange	5,712		(1,033)
Deferred Revenue [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR			41,679
Changes in deferred tax assets in Consolidated Statements of Operations	3,061		(43,035)
Changes in deferred tax assets in foreign exchange	1,779		(2,807)
Accrued and Other Liabilities [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR			7,148
Changes in deferred tax assets in Consolidated Statements of Operations	(3,630)		17,960
Changes in deferred tax assets in foreign exchange	5,520		(1,176)
Installation and Warranty Reserve [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Consolidated Statements of Operations	5,821		(174)
Changes in deferred tax assets in foreign exchange	1,147		(275)
Tax Effect Carry-Forward Losses [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR			754
Changes in deferred tax assets in Consolidated Statements of Operations	(33,465)		61,551
Changes in deferred tax assets in foreign exchange	5,289		(580)
Deferred Tax Assets, Property, Plant and Equipment [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR			4,140
Changes in deferred tax assets in Consolidated Statements of Operations	(6,102)		325
Changes in deferred tax assets in foreign exchange	612		(478)
Restructuring and Impairment [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Consolidated Statements of Operations	(1,442)		(791)
Changes in deferred tax assets in foreign exchange	364		(184)
Alternative Minimum Tax Credits [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Consolidated Statements of Operations	(1,467)	[1]	1,349	[1]
Changes in deferred tax assets in foreign exchange	630	[1]	(234)	[1]
Share-Based Payments [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR			9,365
Changes in deferred tax assets in Consolidated Statements of Operations	(9,203)		5,939
Changes in deferred tax assets in foreign exchange	2,417		(586)
Other Temporary Differences [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR			16,701
Changes in deferred tax assets in Consolidated Statements of Operations	14,099		(14,487)
Changes in deferred tax assets in foreign exchange	638		(4,519)
Deferred Tax Assets [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR			90,045	[3]
Changes in deferred tax assets in Consolidated Statements of Operations	(379)	[2]	43,788	[3]
Changes in deferred tax assets in foreign exchange	28,622	[2]	(13,027)	[3]
Intangible Fixed Assets [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR			(286,337)
Changes in deferred tax assets in Consolidated Statements of Operations	68,719		8,730
Changes in deferred tax assets in foreign exchange	(25,955)		15,702
Deferred Tax Liabilities, Property Plant and Equipment [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR			(4,786)
Changes in deferred tax assets in Consolidated Statements of Operations	(9,232)		12,517
Changes in deferred tax assets in foreign exchange	(2,611)		567
Borrowing Costs [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Consolidated Statements of Operations	(64)		135
Deferred Tax Liabilities Other Temporary Differences [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR			(303)
Changes in deferred tax assets in Consolidated Statements of Operations	4,055		(12,086)
Changes in deferred tax assets in foreign exchange	(264)		352
Deferred Tax Liability [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR			(291,426)
Changes in deferred tax assets in Consolidated Statements of Operations	63,478		9,296
Changes in deferred tax assets in foreign exchange	(28,830)		16,621
R&D Credits [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Consolidated Statements of Operations	29,496
Changes in deferred tax assets in foreign exchange	€ 2,623

[1]	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
[2]	Valuation allowances recognized in relation to deferred tax assets as of December 31, 2014 amounted to EUR 25.4 million (2013: EUR 25.0 million)
[3]	Valuation allowances recognized in relation to deferred tax assets as of December 31, 2013 amounted to EUR 25.0 million (2012: EUR 30.5 million)